UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21958
Exact name of registrant as specified in charter:	DGHM Investment Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Company 1209 Orange Street Wilmington, DE 19801
with a copy to: John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law Group 2041 West 141st Terrace, Suite 119 Leakwood, Missouri 66224
Registrant's telephone number, including area code:	800-653-2839
Date of fiscal year end:	Last day of February
Date of reporting period:	August 31, 2010

Item #1.  Reports to Stockholders.

Investment Adviser:

Dalton, Greiner, Hartman, Maher & Co., LLC
565 Fifth Avenue, Suite 2101
New York, New York 10017-2413

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, Pennsylvania 19103

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leakwood, Missouri 66224

Transfer Agent:

For account information, wire purchase or redemptions, call or write to DGHM Investment Trust’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 653-2839 (Toll Free)

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Dalton, Greiner, Hartman, Maher & Co., LLC

A Boston Private Wealth Management Company

DGHM INVESTMENT TRUST

Semi-Annual Report to Shareholders
(unaudited)

DGHM ALL-CAP VALUE FUND
For the six months ended August 31,2010

DGHM V2000 SMALLCAP
VALUE FUND
For the period July 1, 2010
(commencement of operations)
to August 31, 2010

DGHM INVESTMENT TRUST

[

DGHM ALL-CAP VALUE FUND
PORTFOLIO HOLDINGS BY SECTOR, AS PERCENTAGE OF NET ASSETS
AS OF 8/31/2010
(UNAUDITED)
Percentage of Net Assets
20%
15%
10%
5%
0%
Aerospace/Defense
Banks
Computers
Diversified Financial Services
Food
Healthcare
Insurance
Media
Miscellaneous Manufacturing
Oil & Gas Services
Real Estate Investment Trust
Retail
Telecommunications
Transportation
Industry Sector

DGHM ALL-CAP VALUE FUND SCHEDULE OF INVESTMENTS August 31, 2010 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value

	COMMON STOCKS	97.36%

	AEROSPACE/DEFENSE	2.47%
22,956	General Dynamics Corporation		$ 1,282,552

	BANKS	5.75%
233,705	Regions Financial Corporation		1,502,723
65,667	SunTrust Banks, Inc.		1,476,851
			2,979,574
	COMPUTERS	5.38%
9,754	International Business Machines Corporation		1,201,985
48,487	Teradata Corporation*		1,587,464
			2,789,449
	DIVERSIFIED FINANCIAL SERVICES	9.78%
116,510	Fifth Third Bancorp		1,287,435
17,923	Franklin Resources, Inc.		1,729,749
56,444	JPMorgan Chase & Co.		2,052,304
			5,069,488
	FOOD	3.08%
34,485	H.J. Heinz Company		1,594,587

	HEALTHCARE	8.15%
32,436	Express Scripts, Inc.*		1,381,774
63,090	Pharmaceutical Product Development, Inc.		1,449,177
32,265	Stryker Corp.		1,393,525
			4,224,476
	INSURANCE	5.62%
32,562	ACE Limited		1,741,090
162,220	MGIC Investment Corp.*		1,171,228
			2,912,318
	MEDIA	8.68%
44,884	The DIRECTV Group, Inc.*		1,702,001
35,561	Omnicom Group, Inc.		1,244,991
49,486	Viacom, Inc."B"		1,554,850
			4,501,842
	MISCELLANEOUS MANUFACTURING	14.84%
21,357	3M Company		1,677,592
23,767	Becton, Dickinson and Co.		1,620,672
25,252	Clearwater Paper Corp.		1,716,126
55,034	Mueller Industries, Inc.		1,297,702
46,210	Silgan Holdings, Inc.		1,381,217
			7,693,309
	OIL & GAS SERVICES	17.37%
41,293	EnCana Corporation		1,135,144
13,410	EOG Resources, Inc.		1,164,927
71,310	Piedmont Natural Gas Co. Inc.		1,945,337
23,287	Pioneer Natural Resources Co.		1,346,454
77,460	Vectren Corp.		1,900,868
17,839	Whiting Petroleum Corporation*		1,513,461
.			9,006,191
	REAL ESTATE INVESTMENT TRUST	3.20%
23,891	Alexandria Real Estate Equities, Inc.		1,657,319

	RETAIL	5.94%
77,850	Safeway Inc.		1,463,580
32,200	Wal-Mart Stores, Inc.		1,614,508
			3,078,088
	TELECOMMUNICATIONS	4.34%
83,360	AT&T Inc.		2,253,221

	TRANSPORTATION	2.76%
22,450	United Parcel Service, Inc. "B"		1,432,310

	TOTAL COMMON STOCKS	97.35%	50,474,724
	(Cost: $48,181,340)

	INVESTMENT COMPANIES	2.48%
1,283,583	Wells Fargo Advantage Treasury Plus
	Money Market Fund 0.1%**		1,283,583
	(Cost: $1,283,583)

	TOTAL INVESTMENTS:
	(Cost: $49,464,923)	99.83%	$ 51,758,307
	Other assets, net of liabilities	0.17%	89,227
	NET ASSETS	100.00%	$ 51,847,534

*Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet).

**Effective 7 day yield as of August 31, 2010

See Notes to Financial Statements

DGHM Small Cap FUND
PORTFOLIO HOLDINGS, BY SECTOR, AS PERCENTAGE OF NET ASSETS
AS OF 8/31/2010 (unaudited)

Percentage of Net Assets
20%
15%
10%
5%
0%
Banks
Chemicals
Commercial Services
Computers/Software/Data
Deverdified Financial..
Diversified Real Estate..
Healthcare
Home Furnishing
Human Resources
Insurance
Media
Misc Manufacture
Oil & Gas Services
Research
Retail
Steel
Technology
Transportation
Uniforms
Industry Sector

DGHM V2000 SMALLCAP VALUE FUND SCHEDULE OF INVESTMENTS August 31, 2010 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value

	COMMON STOCKS	99.10%

	BANKS	11.31%
1,460	Brookline Bancorp, Inc.		$ 13,666
414	Community Trust Bancorp, Inc.		10,905
1,287	Old National Bancorp		11,866
1,183	Provident Financial Services		13,569
141	UMB Financial Corp.		4,495
713	United Financial Bancorp, Inc.		9,597
526	Webster Financial Corp.		8,463
576	WesBanco, Inc.		8,784
			81,345
	CHEMICALS	3.31%
253	Ashland Inc.		11,754
1,235	PolyOne Corp.*		12,041
			23,795
	COMMERCIAL SERVICES	1.73%
349	Steiner Leisure Ltd.*		12,428

	COMPUTERS/SOFTWARE/DATA	4.72%
952	Acxiom Corp.*		11,800
1,469	Lawson Software, Inc.*		11,164
416	Synaptics, Inc.*		10,991
			33,955
	DIVERSIFIED FINANCIAL SERVICES	3.81%
1,743	MGIC Investment Corp.*		12,585
643	Waddell & Reed Financial, Inc.		14,795
			27,380
	DIVERSIFIED REAL ESTATE INVESTMENTS	12.63%
751	BioMed Realty Trust, Inc.		12,835
874	CBL & Associates Properties, Inc.		10,663
789	Colonial Properties Trust		12,514
2,475	DCT Industrial Trust Inc.		11,459
590	Gaylord Entertainment Co.*		15,434
362	Mack-Cali Realty Corp.		11,168
661	Post Properties, Inc.		16,789
			90,862
	HEALTHCARE	5.12%
157	Bio-Rad Laboratories, Inc.*		12,957
281	Catalyst Health Solutions, Inc.*		11,265
362	Integra LifeSciences Holding*		12,587
			36,809
	HOME FURNISHING	0.91%
245	Tempur-Pedic International Inc.*		6,566

	HUMAN RESOURCES	1.37%
458	Robert Half Internatiional, Inc.		9,884

	INSURANCE	5.66%
616	Aspen Insurance Holdings Ltd.		17,494
284	Hanover Insurance Group Inc.		12,320
270	Platinum Underwriters Holdings, Ltd.		10,857
			40,671
	MEDIA	2.09%
120	Netflix Inc.*		15,062

	MISCELLANEOUS MANUFACTURING	13.45%
482	Bemis Company, Inc.		13,915
416	Brady Corp. Class A		10,716
168	Clearwater Paper Corp.*		11,417
912	Herman Miller, Inc.		14,975
440	Jones Apparel Group, Inc.		6,767
456	Mueller Industries, Inc.		10,753
101	NACCO Industries, Inc.		7,832
137	Polaris Industries Inc.		7,306
458	Polycom, Inc.*		13,044
			96,725
	OIL & GAS SERVICES	9.75%
443	Atmos Energy Corp.		12,537
434	Berry Petroleum Co. Class A		11,783
320	Bill Barrett Corp.*		10,419
262	Nicor Inc.		11,080
430	Swift Energy Co.*		11,589
360	WGL Holdings Inc.		12,697
.			70,105
	RESEARCH	2.35%
851	Parelex Interantional Corp.*		16,926

	RETAIL	8.83%
501	Genesco Inc.*		12,645
444	Papa John's International, Inc.*		10,572
872	RadioShack Corp.		16,115
300	Snap-on Inc.		12,369
335	Weis Markets, Inc.		11,779
			63,480
	STEEL	2.48%
342	Carpenter Technology		10,605
195	Reliance Steel & Alumnium Co.		7,264
			17,869
	TECHNOLOGY	1.93%
302	Anixter International Inc.*		13,856

	TRANSPORTATION	3.48%
2,780	Airtran Holdings, Inc.*		12,538
626	Werner Enterprises, Inc.		12,482
			25,020
	UNIFORMS	2.36%
433	UniFirst Corp.		17,000

	UTILITIES	1.80%
324	Pinnacle West Capital Corp.		12,911

	TOTAL COMMON STOCKS	99.10%	712,649
	(Cost: $754,814)

	INVESTMENT COMPANIES	0.09%
665	Wells Fargo Advantage Treasury Plus		665
	Money Market Fund 0.1%**
	(Cost: $665)

	Total Investments
	(Cost $755,479)	99.19%	$ 713,314
	Other assets, net of liabilities	0.81%	5,836
	NET ASSETS	100.00%	$ 719,150

**Effective 7 day yield as of August 31, 2010

*Non-Income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet).

See Notes to Financial Statements

DGHM INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
At August 31, 2010 (unaudited)
	DGHM All-Cap Value Fund	DGHM V2000 SmallCap Value Fund
ASSETS
Investments at fair value (identified cost of $49,464,923
and $755,479, respectively) (Note 1)	$ 51,758,307	$ 713,314
Receivable for capital stock sold	46,860	19
Dividends receivable	80,466	659
Interest receivable	26	-
Due from advisor	-	8,799
Prepaid expenses	58,617	1,811
TOTAL ASSETS	51,944,276	724,602

LIABILITIES
Payable for securities purchased	20,125	-
Payable for capital stock redeemed	35,134	-
Accrued investment management fees	28,917	-
Accrued 12b-1 fees	2,068	48
Accrued administration, accounting and transfer agent fees	4,803	2,179
Other accrued expenses	5,695	3,225
TOTAL LIABILITIES	96,742	5,452

NET ASSETS	$ 51,847,534	$ 719,150
Net Assets Consist of:
Paid-in-capital applicable to 5,627,559 and 71,282 par value shares of
beneficial interest outstanding, respectively	$ 52,758,817	$ 763,113
Accumulated net investment income (loss)	(27,527)	127
Accumulated net realized gain (loss) on investments	(3,177,140)	(1,925)
Net unrealized appreciation (depreciation) of investments	2,293,384	(42,165)
Net Assets	$ 51,847,534	$ 719,150
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE

Investor Class
($48,378,589 / 5,245,733 shares outstanding and
$122,932 / 12,263 shares outstanding, respectively)	$ 9.22	$ 10.02
Class C (a)
($2,984,684 / 329,338 shares outstanding and $- / -, respectively)	$ 9.06	$ -

Institutional Class
($484,261 / 52,488 shares outstanding and
$596,208 / 59,019 shares outstanding, respectively)	$ 9.23	$ 10.10

(a) May be subject to a contingent deferred sales charge if redeemed within one year of purchase (see Note 1)

See Notes to Financial Statements

DGHM INVESTMENT TRUST
STATEMENT OF OPERATIONS (unaudited)
	DGHM All-Cap Value Fund	DGHM V2000 SmallCap Value Fund
	For the six months ended August 31, 2010	For the period July 1, 2010* to August 31, 2010
INVESTMENT INCOME
Dividend (net of foreign tax withheld of $7,196 and $ - , respectively)	$ 354,144	$ 1,042
Interest	965	-
Total investment income	355,109	1,042

EXPENSES
Investment management fees (Note 2)	164,626	447
12b-1 fees (Note 2)
Investor Class	59,807	50
Class C	13,640	-
Recordkeeping and administrative services (Note 2)	25,327	3,397
Accounting fees (Note 2)	12,664	3,397
Custodian fees	4,447	1,499
Transfer agent fees (Note 2)
Investor Class	17,847	1,019
Class C	1,106	-
Institutional Class	12	1,529
Professional fees	24,198	1,622
Filing and registration fees	20,164	1,276
Trustee fees	5,078	611
Compliance fees	9,073	1,523
Shareholder servicing and reports
Investor Class	7,267	352
Class C	622	-
Institutional Class	11	528
Other	21,063	2,551
Total expenses	386,952	19,801
Fee waivers and reimbursed expenses (Note 2)	-	(18,886)
Net Expenses	386,952	915

Net investment income (loss)	$ (31,843)	$ 127

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	2,374,458	(1,925)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(3,793,755)	(42,165)
Net realized and unrealized gain (loss) on investments	$ (1,419,297)	$ (44,090)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (1,451,140)	$ (43,963)

*Commencement of operations

See Notes to Financial Statements

DGHM INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	DGHM All-Cap Value Fund		DGHM V2000 SmallCap Value Fund

	For the	For the	For the period
	six months ended	Year ended	July 1, 2010* to
	August 31, 2010	February 28, 2010	August 31, 2010
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$ (31,843)	$ 61,491	$ 127
Net realized gain (loss) on investments	2,374,458	(174,073)	(1,925)
Change in net unrealized appreciation
(depreciation) on investments	(3,793,755)	16,269,388	(42,165)
Increase (decrease) in net assets from
operations	(1,451,140)	16,156,806	(43,963)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Investor Class	-	(102,437)	-
Class C	-	-	-
Decrease in net assets from distributions	-	(102,437)	-

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	10,912,639	16,005,421	638,832
Class C	1,050,057	312,433	-
Institutional Class	501,980		124,281
Distributions reinvested
Investor Class	-	84,843	-
Class C	-	-	-
Institutional Class	-	-	-
Shares redeemed
Investor Class	(4,886,711)	(19,955,304)	-
Class C	(253,104)	(197,195)	-
Institutional Class	-	-	-
Increase (decrease) in net assets from capital
stock transactions	7,324,861	(3,749,802)	763,113

NET ASSETS
Increase (decrease) during period	5,873,721	12,304,567	719,150
Beginning of period	45,973,813	33,669,246	-
End of period (including undistributed
net investment income (loss) of $(27,527),
$4,316 and $127, respectively)	$ 51,847,534	$ 45,973,813	$ 719,150

*Commencement of operations.

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Investor Class Shares
	Six months ended		Year ended			Period June 30, 2007*
	August 31, 2010		February 28,	February 28,		to
	(unaudited)		2010	2009		February 29, 2008
Net asset value, beginning of period	$ 9.44		$ 6.26	$ 9.26		$ 10.00
Investment activities
Net investment income (loss)	-	(B)	0.01	0.02		0.01
Net realized and unrealized gain
(loss) on investments	(0.22)		3.19	(3.01)		(0.75)
Total from investment activities	(0.22)		3.20	(2.99)		(0.74)

Distributions	-		(0.02)	(0.01)
Net investment income	-		-	-		-
Total distributions	-		(0.02)	(0.01)		-

Net asset value, end of period	$ 9.22		$ 9.44	$ 6.26		$ 9.26

Total Return	(2.33%)	***	51.17%	(32.26%)		(7.40%)	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, net	1.49%	**	1.71%	1.75%	(A)	1.75%	**(A)
Net investment income (loss)	(0.08%)	**	(0.05%)	0.71%	(A)	0.20%	**(A)
Portfolio turnover rate	38.32%	***	101.89%	90.97%		80.71%	***
Net assets, end of period (000's)	$ 48,379		$ 43,669	$ 32,223		$ 2,066

*Commencement of operations
** Annualized
*** Not annualized
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.72% for the year ended February 28, 2009 and by 6.77% for the period June 20, 2007 to February 29, 2008. The ratios reflect the effect of the management fee waivers and reimbursement of expenses.
(B) Less than $0.01 per share.

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Class C Shares
	Six months ended		Year ended			Period June 30, 2007*
	August 31, 2010		February 28,	February 28,		to
	(unaudited)		2010	2009		February 29, 2008
Net asset value, beginning of period	$ 9.31		$ 6.20	$ 9.22		$ 10.00
Investment activities
Net investment income (loss)	(0.04)		(0.04)	-	(B)	(0.03)
Net realized and unrealized gain
(loss on investments	(0.21)		3.15	(3.02)		(0.75)
Total from investment activities	(0.25)		3.11	(3.02)		(0.78)

Net asset value, end of period	$ 9.06		$ 9.31	$ 6.20		$ 9.22

Total Return	(2.69%)	***	50.16%	(32.75%)		(7.80%)	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, net	2.26%	**	2.46%	2.50%	(A)	2.50%	**(A)
Net investment income (loss)	(0.86%)	**	(0.60%)	(0.04%)	(A)	(0.55%)	**(A)
Portfolio turnover rate	38.32%	***	101.89%	90.97%		80.71%	***
Net assets, end of period (000's)	$ 2,985		$ 2,304	$ 1,446		$ 2,038

*Commencement of operations
** Annualized
*** Not annualized
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.72% for the year ended February 28, 2009 and by 6.77% for the period June 20, 2007 to February 29, 2008. The ratios reflect the effect of the management fee waivers and reimbursement of expenses.
(B) Less than $0.01 per share.

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Institutional Class Shares
	Period July 19, 2010*
	to August 31, 2010
	(unaudited)
Net asset value, beginning of period	$ 9.33
Investment activities
Net investment income (loss)	-	(A)
Net realized and unrealized gain
(loss) on investments	(0.10)
Total from investment activities	(0.10)

Net asset value, end of period	$ 9.23

Total Return	(1.07%)	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, net	1.19%	**
Net investment income (loss)	0.21%	**
Portfolio turnover rate	38.32%	***
Net assets, end of period (000's)	$ 484

*Commencement of operations
** Annualized
*** Not annualized
(A) Less than $0.01 per share.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Investor Class Shares
	Period July 1, 2010* to August 31, 2010 (unaudited)
Net asset value, beginning of period	$ 10.00
Investment activities
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investments	0.03
Total from investment activities	0.02

Net asset value, end of period	$ 10.02

Total Return	0.20%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, net	1.80%	**(A)
Net investment income (loss)	(0.57%)	**(A)
Portfolio turnover rate	6.30%	***
Net assets, end of period (000's)	$ 123

*Commencement of operations
** Annualized
*** Not annualized
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 34.02% for the period July 1, 2010* to August 31, 2010.  The ratios reflect the effect of the management fee waiver and reimbursement of expenses.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Institutional Class Shares
	Period July 1, 2010* to August 31, 2010 (unaudited)
Net asset value, beginning of period	$ 10.00
Investment activities
Net investment income (loss)	-	(A)
Net realized and unrealized gain (loss) on investments	0.10
Total from investment activities	0.10

Net asset value, end of period	$ 10.10

Total Return	1.00%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, net (B)	1.55%	**(B)
Net investment income (loss)	(0.04%)	**(B)
Portfolio turnover rate	6.30%	***
Net assets, end of period (000's)	$ 596

*Commencement of operations
** Annualized
*** Not annualized
(A) Less than $0.01 per share.
(B) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 33.74% for the period July 1, 2010* to August 31, 2010.  The ratios reflect the effect of the management fee waiver and reimbursement of expenses.

See Notes to Financial Statements

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS

August 31, 2010 (unaudited)

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The DGHM All-Cap Value Fund and the DGHM V2000 SmallCap Value Fund (the "Funds") are series of the DGHM Investment Trust (the "Trust").  The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company.  The DGHM All-Cap Value (“All-Cap Fund”) and DGHM V2000 SmallCap Value (“SmallCap Fund”) Funds commenced operations on June 20, 2007 and July 1, 2010, respectively.

The investment objectives of the Funds are to provide long-term capital appreciation through investments that Dalton, Greiner, Hartman, Maher & Co., LLC, the Funds’ investment advisor (“Advisor”), believes are undervalued.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Funds’ securities are valued at current market prices.  Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price.  In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”).  Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost.  Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation.  Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.  Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Investment companies are valued at net asset value.  If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value.  Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange.  The value of these securities used in computing the Funds’ net asset value is determined as of such times.

In accordance with GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a fund’s investments.  GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2010:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
DGHM All-Cap Value Fund
Common Stocks	$50,474,724	$ -	$ -	$50,474,724
Investment Companies	1,283,583	-	-	1,283,583
	$51,758,307	$ -	$ -	$51,758,307
DGHM V2000 Small-Cap Value Fund
Common Stocks	$ 712,649	$ -	$ -	$ 712,649
Investment Companies	665	-	-	665
	$ 713,314	$ -	$ -	$ 713,314

Refer to the Funds’ Schedules of Investments for a listing of securities by security type and industry.  The Funds held no Level 3 securities at any time during the period.

Security Transactions and Income

Security transactions are accounted for on the trade date.  The cost of securities sold is determined generally on a specific identification basis.   Dividends are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis and includes amortization of discounts and premiums.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

The Funds recognize tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities.  Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2010 tax returns.  The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.  The DGHM All-Cap Value Fund’s Federal tax returns filed in the three-year period ended February 28, 2010 remain subject to examination by the Internal Revenue Service.  Interest and penalties, if any, associated with any federal or state income tax obligations, are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.   As of August 31, 2010, there were no reclassifications.
Class Net Asset Values and Expenses

The Funds have three classes of shares:  Investor Shares, Class C and Institutional Class shares.  Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, shareholder servicing and reports fees and transfer agent fees.  Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.  The Class C shares are subject to a 1% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date.  The contingent deferred sales charge is payable to the Distributor of the Trust.  Class C shares automatically convert into Investor Shares after seven years.  Effective February 25, 2010, Class A Shares of the DGHM All-Cap Value Fund were re-designated as Investor Shares. As of August 31, 2010, there were no Class C shares of DGHM V2000 SmallCap Value Fund outstanding.

NOTE 2-INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to Investment Advisory Agreements, the Advisor provides investment advisory services for an annual fee of 0.65% on the average daily net assets of the DGHM All-Cap Value Fund and 0.80% on the average daily net assets of the DGHM V2000 SmallCap Value Fund.  For the six months ended August 31, 2010, the Advisor earned $164,626  in advisory fees from the DGHM All-Cap Value Fund.  As of August 31, 2010, the Advisor was due $28,917 from the DGHM All-Cap Value Fund.  For the period July 1, 2010 (commencement of the DGHM V2000 SmallCap Value Fund’s operations) to August 31, 2010, the Advisor earned, and waived, $447 in advisory fees from the DGHM V2000 SmallCap Value Fund.

In the interest of limiting the operating expenses of the Funds, the Advisor has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds through June 30, 2011, if necessary, in amounts that limit the Funds’ total operating expenses to 1.50% and 1.65% of average daily net assets of the DGHM All-Cap Value Fund and the DGHM V2000 SmallCap Fund, respectively. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the 1940 Act.  In determining each Fund’s total operating expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage/services arrangements shall be added to the aggregate expenses so as not to benefit the Advisor.  Additionally, fees reimbursed to the Funds relating to brokerage/services arrangements shall not be taken into account in determining the Funds’ total operating expenses so as to benefit the Advisor.  Finally, these expense limitation arrangements exclude any “acquired fund fees and expenses” as that term is described in the prospectus of the Funds.  In addition, the Advisor may be entitled to reimbursement of fees waived or remitted by the Advisor to the Funds after March 1, 2009.  The total amount of reimbursement shall be the sum of all fees previously waived or reduced by the Advisor and all other payments remitted by the Advisor to the Funds during any of the previous three fiscal years (beginning March 1, 2009), less any reimbursement previously paid by the Funds to the Advisor with respect to such waivers, reductions and payments.  Amounts reimbursed may not cause the Funds to exceed expense limits that were in place at the time such fees and expenses were waived and/or reimbursed.  As of August 31, 2010, there were no fee waivers or reimbursements eligible for reimbursement to the Advisor pertaining to the DGHM All-Cap Value Fund.  For the period July 1, 2010 (commencement of operations of the Fund) to August 31, 2010, the Advisor earned and waived $447 in advisory fees and reimbursed expenses of $18,439 for the DGHM V2000 SmallCap Value Fund.

The Funds have adopted plans of distribution in accordance with Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”).  Pursuant to the Plans, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares.  The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Shares and up to 1.00% of the average daily net assets of the Funds’ Class C Shares for activities primarily intended to result in the sale of those shares.  These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares.  The 0.25% fee for the Investor Shares is a service fee.  The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee.  The DGHM All-Cap Value Fund incurred $59,807 and $13,640, in 12b-1 fees under the Plans with respect to Investor Shares and Class C Shares, respectively, for the six months ended August 31, 2010.   The DGHM V2000 SmallCap Value Fund incurred $50 in 12b-1 fees under the Plans with respect to Investor Shares for the period July 1, 2010 (commencement of operations of the Fund) to August 31, 2010.

First Dominion Capital Corporation (the “FDCC”) acts as the Funds’ principal underwriter and distributor.  For the six months ended August 31, 2010, FDCC received no commissions and underwriting fees from the sale of the Funds’ shares.  In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 1% of Class C share redemptions occurring within one year of purchase.  Shares redeemed subject to a CDSC will receive a lower redemption value per share.  For the six months ended August 31, 2010, FDCC received no CDSC fees.

Commonwealth Shareholder Services, Inc. (“CSS”) provides shareholder, recordkeeping, administrative and blue-sky filing services as the administrative agent for the Funds.  For such administrative services, CSS receives 0.10% per annum of average daily net assets of the Funds on the first $75 million and 0.07% per annum of the average daily net assets over $75 million.  For the six months ended August 31, 2010, CSS earned $25,327 for its services and at August 31, 2010, was due $2,187 from the DGHM All-Cap Value Fund.  For the period July 1, 2010 (commencement of operations of the Fund) to August 31, 2010, CSS earned $3,397 for its services and at August 31, 2010, was due $876 from the DGHM V2000 SmallCap Value Fund.

Commonwealth Fund Services, Inc. (“CFSI”) is the Funds’ transfer and dividend disbursing agent.  For such services, CFSI receives the greater of a basis point charge or a per-account charge, subject to a $10,000 minimum per year.   CFSI earned $18,965 for its services for the six months ended August 31, 2010 and at August 31, 2010, was due $1,534 from the DGHM All-Cap Value Fund. CFSI earned $2,548 for its services for the period July 1, 2020 (commencement of operations of the Fund) to August 31, 2010 and at August 31, 2010, was due $558 from the DGHM V2000 SmallCap Value Fund.

Commonwealth Fund Accounting (“CFA”) is the Funds’ pricing agent.  CFA earned $12,664 for its services for the six months ended August 31, 2010 and at August 31, 2010, was due $1,082 from the DGHM All-Cap Value Fund.   CFA earned $3,397 for its services for the period July 1, 2010 (commencement of operations of the Fund) to August 31, 2010 and at August 31, 2010, was due $744 from the DGHM V2000 SmallCap Value Fund.

One Trustee and officers of the Trust are also officers of the Advisor.  One officer of the Fund is also an officer and/or director of FDCC, CSS, CFA and CFSI.

NOTE 3 - INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term notes for the six months ended August 31, 2010, were $25,130,660 and $18,696,683, respectively for the DGHM All-Cap Value Fund.   The cost of purchases and proceeds from the sales of securities other than short-term notes for the period July1, 2010 (commencement of operations of the Fund)  to August 31, 2010, were $783,762 and $27,023, respectively for the DGHM V2000 SmallCap Value Fund.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during the period ended August 31, 2010 and the year ended February 28, 2010 were as follows:

	DGHM All-Cap Value Fund		DGHM V2000 SmallCap Value Fund
	Six Months Ended	Year Ended	July 1, 2010* to
	August 31, 2010	February 28, 2009	August 31, 2010
Distributions paid from:
Ordinary income	$ -	$ 102,437	$ -
Total paid:	$ -	$ 102,437	$ -
* commencement of operations

As of August 31, 2010, the components of distributable earnings on a tax basis were as follows:

	DGHM All-Cap Value Fund	DGHM V2000 SmallCap Value Fund

Undistributed net investment income (loss)	$ (27,527)	$ 127
Accumulated net realized gain (loss) on investments	(3,177,140)	(1,925)
Unrealized appreciation (depreciation)	2,293,384	(42,165)
	$ (911,283)	$ (43,963)

As of August 31, 2010, the DGHM All-Cap Value Fund has a capital loss carryforward of $5,033,958 available to offset future gains, if any.  To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.  Capital loss carryforwards expire as follows: $3,994,603 on  02/28/2018;  $1,036,017 on 02/28/17; and $3,338 on 02/29/16.

Cost of securities for Federal Income tax purpose is $48,181,340 for DGHM All-Cap Value Fund and $754,815 for DGHM V2000 SmallCap Value Fund and the related tax-based net unrealized appreciation (depreciation) consists of:

	DGHM All-Cap Value Fund	DGHM V2000 SmallCap Value Fund

Gross unrealized appreciation	$ 4,699,576	$ 5,034
Gross unrealized depreciation	(2,406,192)	(47,199)
Net unrealized appreciation (depreciation)	$ 2,293,384	$ (42,165)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for the Funds were:

	DGHM All-Cap Value Fund
	Six Months Ended August 31, 2010 (unaudited)				Period July 20, 2010* to August 31, 2010 (unaudited)
	Investor Class		Class C		Institutional Class
	Shares	$	Shares	$	Shares	$
Shares sold	1,118,856	$10,912,639	108,618	$1,050,057	52,488	$ 501,980
Shares reinvested	-	-	-	-	-	-
Shares redeemed	(501,375)	(4,886,711)	(26,872)	(253,104)	-	-
Net increase (decrease)	617,481	$ 6,025,928	81,746	$ 796,953	52,488	$ 501,980

*Commencement of operations.

	DGHM All-Cap Value Fund
	Year ended February 28, 2010
	Investor Class		Class C
	Shares	$	Shares	$
Shares sold	1,937,288	$ 16,005,421	39,096	$ 312,433
Shares reinvested	8,920	84,843	-	-
Shares redeemed	(2,467,699)	(19,955,304)	(24,714)	(197,195)
Net increase (decrease)	(521,491)	$ (3,865,040)	14,382	$ 115,238

	DGHM V2000 SmallCap Value Fund
	Period July 1, 2010* to August 31, 2010 (unaudited)
	Investor Class		Class C
	Shares	$	Shares	$
Shares sold	12,263	$ 124,281	59,019	$ 638,832
Shares reinvested	-	-	-	-
Shares redeemed	-	-	-	-
Net increase (decrease)	12,263	$ 124,281	59,019	$ 638,832

*Commencement of operations.

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expect that risk of loss to be remote.

NOTE 7 - SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date these financial statements were issued.  Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, (1) upon request, by calling 1-800-653-2839 and (2) on the SEC’s website at http://www.sec.gov.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (1) upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT FOR DGHM V2000 SMALLCAP VALUE FUND (the “SmallCap Value Fund”)

Dalton, Greiner, Hartman, Maher & Co., LLC (the ‘‘Advisor’’) supervises the investments of the DGHM V2000 SmallCap Value Fund (the ‘‘SmallCap Value Fund’’), a series portfolio of the DGHM Investment Trust (the ‘‘Trust’’), pursuant to an Investment Advisory Agreement (the ‘‘Agreement’’) between the Advisor and the Trust with respect to the Fund. At the quarterly meeting of the Board of Trustees of the Trust (the ‘‘Board’’ or ‘‘Trustees’’) that was held on May 27, 2010, the Trustees, including a majority of the Trustees who are not parties to the Agreement or ‘‘interested persons’’ of any such party as such term is defined under the Investment Company Act of 1940, as amended (the ‘‘Independent Trustees’’), voting separately, unanimously approved the Agreement for an initial term of two years from the date the Fund commenced operations (July 1, 2010), under the terms and for the compensation described therein.

In considering whether to approve the Agreement, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Fund and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

In assessing the factors described above and reaching its decision, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the initial approval process. At the meeting, the Trustees reviewed various informational materials including, without limitation, copies of the Agreement and a proposed Expense Limitation Agreement between the Advisor and the Trust with respect to the SmallCap Value  Fund (the ‘‘Expense Limitation Agreement’’); materials provided by the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the SmallCap Value Fund, and comparative performance and expense ratio information for other mutual funds with a strategy similar to the SmallCap Value Fund; and a memorandum from The law Offices of John H. Lively & Associates, Inc. (counsel to the Fund) that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement, including the types of information and factors that should be considered in order to make an informed decision.

Provided below is an overview of the factors the Board considered at its Meeting. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Advisor. In this regard, the Board considered the responsibilities the Advisor would have under the Advisory Agreement. The Board reviewed the services to be provided by the Advisor to the Small Cap Value Fund including, without limitation: the Advisor’s procedures for formulating investment recommendations and assuring compliance with the SmallCap Value Fund’s investment objectives and limitations; the efforts of the Advisor during the SmallCap Value Fund’s start-up phase, its coordination of services for the SmallCap Value Fund among the SmallCap Value Fund’s service providers, and the anticipated efforts to promote the SmallCap Value Fund, grow its assets, and assist in the distribution of SmallCap Value Fund shares. The Board considered: the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; and the Advisor’s compliance program, policies, and procedures.  After reviewing the foregoing and further information from the Advisor (e.g., the Advisor’s compliance programs and Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Advisor were satisfactory and adequate for the SmallCap Value Fund.

Investment Performance of the SmallCap Value Fund and the Advisor.  The Board noted that while the SmallCap Value Fund had not commenced operations and thus did not have investment performance information to review that the Board could consider the investment performance of the Advisor.  In considering the investment performance of the Advisor, the Board considered the performance record of other accounts of the Advisor having the small cap value mandate which the Advisor intended to manage the SmallCap Value Fund.  After reviewing and discussing the Advisor’s experience managing accounts with small cap value mandates and other relevant factors, the Board concluded, in light of the foregoing factors, that the investment performance of the Advisor’s other accounts with objectives and strategies similar to the SmallCap Value Fund was satisfactory.

The costs of the services to be provided and profits to be realized by the Advisor from the relationship with the SmallCap Value Fund.  In this regard, the Board considered: the financial condition of the Advisor and the level of commitment to the SmallCap Value Fund and the Advisor by the principals of the Advisor; the projected asset levels of the SmallCap Value Fund; the Advisor’s payment of startup costs for the SmallCap Value Fund; and the overall anticipated expenses of the SmallCap Value Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for the Advisor in managing the SmallCap Value Fund.  The Board compared the expected fees and expenses of the SmallCap Value Fund (including the management fee) to other funds comparable to the SmallCap Value Fund in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board determined that the SmallCap Value Fund’s anticipated expense ratio, in light of the contractual Expense Limitation Agreement, and the management fees were generally comparable to those of similar funds. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by the SmallCap Value Fund were fair and reasonable.

The extent to which economies of scale would be realized as the SmallCap Value Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the SmallCap Value Fund’s investors.  In this regard, the Board considered the SmallCap Value Fund’s fee arrangements with the Advisor.  The Board noted that the management fee would stay the same as asset levels increased, although it also noted that the shareholders of the SmallCap Value Fund would benefit from the Expense Limitation Agreement until the SmallCap Value Fund’s expenses fell below the expense cap. The Board also noted that the SmallCap Value Fund would benefit from economies of scale under its agreements with service providers other than the Advisor.  Following further discussion of the SmallCap Value Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the SmallCap Value Fund’s fee arrangements with the Advisor were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Advisor.

Brokerage and portfolio transactions.  In regard to brokerage and portfolio transaction, the Board considered the Advisor’s standards for seeking best execution and the relevancy of those standards to the strategies that would be employed in managing the SmallCap Value Fund. After further review, the Board determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest.  In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the SmallCap Value Fund; the basis of decisions to buy or sell securities for the SmallCap Value Fund and/or the Advisor’s other accounts; the method for bunching of portfolio securities transactions; the substance and administration of the Advisor’s code of ethics and other relevant policies described in the Advisor’s Form ADV. Following further consideration and discussion, the Board indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

DGHM ALL-CAP VALUE FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs:  (1) transaction costs, including deferred sales charges on certain redemptions made within one year of purchase (Class C shares) and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.    This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2010, and held for the six months ended August 31, 2010.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

INVESTOR SHARES	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2009 through August 31, 2010
Actual	$1,000.00	$976.7	$7.42
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.58

CLASS C	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2009 through August 31, 2010
Actual	$1,000.00	$973.10	$11.24
Hypothetical (5% return before expenses)	$1,000.00	$1,013.70	$11.47

INSTITUTIONAL SHARES	Beginning Account Value July 19, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* July 19, 2010** through August 31, 2010
Actual	$1,000.00	$989.30	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$1.42

* - Expenses are equal to the Fund’s annualized expense ratio of 1.49% for Investor Shares,  2.26% for Class C and 1.19% for Class I, multiplied by the average account value for the period, multiplied by 181 days for Investor Shares and Class C and 43 days for Class I in the most recent fiscal half year divided by 365 days in the current year.

**Inception date

DGHM  V2000 SMALLCAP VALUE FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.    This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, June 30, 2010**, and held for the period ended August 31, 2010.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

INVESTOR SHARES	Beginning Account Value June 30, 2010**	Ending Account Value August 31, 2010	Expenses Paid During Period* June 30, 2010** through August 31, 2010
Actual	$1,000.00	$1,002.00	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,016.00	$3.08

INSTITUTIONAL SHARES	Beginning Account Value June 30, 2010**	Ending Account Value August 31, 2010	Expenses Paid During Period* June 30, 2010** through August 31, 2010
Actual	$1,000.00	$1,010.00	$2.65
Hypothetical (5% return before expenses)	$1,000.00	$1,017.25	$3.66

* - Expenses are equal to the Fund’s annualized expense ratio of 1.80% for Investor Shares and 1.55% for Class I, multiplied by the average account value for the period, multiplied by 62 days in the most recent fiscal half year divided by 365 days in the current year.

**Commencement of operations.

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.  INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END  MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's  principal executive and principal financial officers, or persons performing  similar  functions,  have concluded that the registrant's disclosure  controls  and  procedures  (as  defined in Rule  30a-3(c)  under the Investment   Company  Act  of  1940,   as  amended  (the  "1940  Act")  (17  CFR 270.30a-3(c))  are effective,  as of a date within 90 days of the filing date of the report that includes the  disclosure  required by this  paragraph,  based on their  evaluation  of these  controls and  procedures  required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the  Securities  Exchange  Act of 1934,  as  amended  (17 CFR  240.13a-15(b)  or 240.15d-15(b)).

(b)
There  were no  changes  in the  registrant's  internal  control  over financial  reporting  (as  defined in Rule  30a-3(d)  under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period  covered by the report that has materially affected or is reasonably likely to  materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)           Code of ethics. Not applicable when filing a semi-annual report to shareholders.

(a)(2)           Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(3)           Not applicable.

(b)                Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                      DGHM Investment Trust

By:   /s/ Jeffrey C. Baker
Jeffrey C. Baker
President and Principal Executive Officer

Date:           November 11, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Jeffrey C. Baker
     Jeffrey C. Baker
    President and Principal Executive Officer,
    DGHM Investment Trust

Date:           November 11, 2010

By:   /s/ Thomas F. Gibson
    Thomas F. Gibson
    Principal Financial Officer,
    DGHM Investment Trust

Date:          November 11, 2010